Other Current Assets - Disclosure of other current assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Other Current Assets [Line Items]
Non-revolving term loan	$ 835	$ 813
Prepaid expenses	3,546	2,388
Cobalt inventory	1,606
Other	63	64
Total other current assets	$ 6,050	$ 3,265